Other Non-Current Liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Other Non-Current Liabilities [Abstract]
Schedule of Other Non-Current Liabilities
	Consolidated
	30 June 2023	30 June 2022
	$	$

Deferred acquisition consideration	346,796	-

Schedule of the Reconciliation of the Present Value of Deferred Consideration at Business Combination	The reconciliation of the present value of deferred consideration at business combination to balance date is shown below:
	30 June 2023	30 June 2022
	$	$

Deferred consideration – current portion	372,875	-
Deferred consideration – non-current portion	346,796	-
	719,671	-